Premises and equipment (Tables)	12 Months Ended
Mar. 31, 2020
Summary of Premises and Equipment
Premises and equipment at March 31, 2019 and 2020 consist of the following:

	2019	2020
	(in millions of yen)
Land	563,032	557,943
Buildings	826,781	657,774
Equipment and furniture	472,186	442,302
Leasehold improvements	97,508	228,383
Construction in progress	37,174	73,164
Software	1,366,481	1,359,120

Total	3,363,162	3,318,686
Less: Accumulated depreciation and amortization	1,462,210	1,462,438

Premises and equipment—net	1,900,952	1,856,248